Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
November 30, 2024
BRO-NPRT3-0125
1.810691.120
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Brookfield Asset Management Ltd Class A (United States)	128,700	7,356,492
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (a)	486,172	5,814,617
LUXEMBOURG - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
CVC Capital Partners PLC (b)(c)(d)	354,900	8,689,690
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	29,400	891,600
UNITED KINGDOM - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Intermediate Capital Group PLC	420,500	11,332,681
UNITED STATES - 96.7%
Financials - 96.7%
Capital Markets - 91.8%
Ameriprise Financial Inc	102,100	58,602,337
Ares Management Corp Class A (a)	349,400	61,749,462
BGC Group Inc Class A	2,059,100	20,055,634
Blackrock Inc	54,300	55,538,040
Blackstone Inc	335,800	64,168,022
Blue Owl Capital Inc Class A (a)	2,670,200	63,363,846
Bridge Investment Group Holdings Inc Class A	3,700	36,593
Carlyle Group Inc/The	632,000	33,641,360
Cboe Global Markets Inc	104,438	22,542,942
Charles Schwab Corp/The	761,961	63,059,892
CME Group Inc Class A	176,600	42,030,800
Coinbase Global Inc Class A (d)	158,700	47,006,940
Evercore Inc Class A	64,800	19,951,920
Houlihan Lokey Inc Class A	97,900	18,511,911
Interactive Brokers Group Inc Class A	156,100	29,829,149
Intercontinental Exchange Inc	333,400	53,664,064
Jefferies Financial Group Inc	284,000	22,475,760
KKR & Co Inc Class A	465,500	75,815,986
LPL Financial Holdings Inc	105,300	34,238,295
MarketAxess Holdings Inc	62,300	16,116,387
Moelis & Co Class A	94,300	7,259,214
Moody's Corp	200,700	100,345,987
MSCI Inc	47,800	29,140,314
Nasdaq Inc	321,100	26,648,089
Open Lending Corp (a)(d)	171,300	1,092,894
P10 Inc Class A	94,200	1,328,220
PJT Partners Inc Class A (a)	78,412	13,123,032
Raymond James Financial Inc	226,700	38,375,776
Robinhood Markets Inc Class A (d)	527,600	19,806,104
S&P Global Inc	112,500	58,782,375
StepStone Group Inc Class A	161,000	10,608,290
TPG Inc Class A (a)	421,600	29,495,136
Tradeweb Markets Inc Class A	171,000	23,170,500
		1,161,575,271
Financial Services - 4.9%
Apollo Global Management Inc	357,300	62,538,219
TOTAL UNITED STATES		1,224,113,490
TOTAL COMMON STOCKS (Cost $633,579,494)		1,258,198,570

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.64	4,841,384	4,842,351
Fidelity Securities Lending Cash Central Fund (e)(f)	4.64	64,086,616	64,093,025
TOTAL MONEY MARKET FUNDS (Cost $68,935,376)			68,935,376

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $702,514,870)	1,327,133,946
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(61,883,908)
NET ASSETS - 100.0%	1,265,250,038

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,689,690 or 0.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,689,690 or 0.7% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,131,795	144,541,636	140,830,950	124,902	(130)	-	4,842,351	0.0%
Fidelity Securities Lending Cash Central Fund	44,905,725	504,126,244	484,938,944	24,953	-	-	64,093,025	0.2%
Total	46,037,520	648,667,880	625,769,894	149,855	(130)	-	68,935,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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